LEASE LIABILITY - Disclosure of detailed information about lease liability (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	$ 0
Lease liability recognized	196,672
Lease payments	(20,474)
Lease interest	737
Lease liability, end of year	176,935
Current portion	86,384
Long-term portion	90,551
Warehouse [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	0
Lease liability recognized	117,004
Lease payments	(12,728)
Lease interest	509
Lease liability, end of year	104,785
Current portion	73,106
Long-term portion	31,679
Vehicles [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	0
Lease liability recognized	79,668
Lease payments	(7,746)
Lease interest	228
Lease liability, end of year	72,150
Current portion	13,278
Long-term portion	$ 58,872